Document and Entity Information	12 Months Ended
Jul. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Apr. 30, 2011
Registrant Name	PUTNAM INVESTMENT FUNDS
Central Index Key	0000932101
Amendment Flag	false
Document Creation Date	Jul. 30, 2012
Document Effective Date	Jul. 30, 2012
Prospectus Date	Jul. 30, 2012